Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
NET REVENUE	$ 86,184,182	$ 77,182,547		$ 72,918,123
Cost of sales	(74,884,902)	(65,594,321)		(64,950,972)
GROSS PROFIT	11,299,280	11,588,226		7,967,151
Selling expenses	(4,988,727)	(4,827,284)		(4,594,334)
General and administrative expenses	(2,187,276)	(2,278,392)		(2,315,074)
Other income	111,929	84,525		148,625
Other expenses	(75,529)	(189,254)		(122,228)
NET OPERATING EXPENSES	(7,139,603)	(7,210,405)		(6,883,011)
OPERATING PROFIT	4,159,677	4,377,821		1,084,140
Finance income	565,207	719,370		584,216
Finance expense	(2,121,483)	(2,389,133)		(1,937,621)
NET FINANCE EXPENSE	(1,556,276)	(1,669,763)		(1,353,405)
Share of profit of equity-accounted investees, net of tax	16,897	2,945		9,537
PROFIT (LOSS) BEFORE TAXES	2,620,298	2,711,003		(259,728)
Current income taxes	(450,240)	(870,474)		(69,460)
Deferred income taxes	59,734	127,081		197,453
TOTAL INCOME TAXES	(390,506)	(743,393)		127,993
NET INCOME (LOSS)	2,229,792	1,967,610		(131,735)
ATTRIBUTABLE TO:
Company shareholders	2,024,333	1,766,870	[1]	(198,869)	[1]
Non-controlling interest	205,459	200,740		67,134
NET INCOME (LOSS)	$ 2,229,792	$ 1,967,610		$ (131,735)
Basic earnings (loss) per share - common shares (US$) (in Dollars per share)	$ 1.89	$ 1.65	[1]	$ (0.19)	[1]
Diluted earnings (loss) per share - common shares (US$) (in Dollars per share)	$ 1.89	$ 1.65		$ (0.19)

[1]	The weighted average number of common shares outstanding for 2024 and 2023 was retrospectively adjusted to reflect the 2025 share structure for comparability.